Note 32 - Principal Subsidiaries - Percentage of Ownership of Each Controlled Company (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Canada | ALGOMA TUBES INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Canada | TENARIS GLOBAL SERVICES (CANADA) INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Brazil | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Italy | DALMINE S.p.A. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
USA | HYDRIL COMPANY and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
USA | IPSCO TUBULARS INC. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
USA | MAVERICK TUBE CORPORATION and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
USA | TENARIS BAY CITY, INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
USA | TENARIS GLOBAL SERVICES (U.S.A.) CORPORATION [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Indonesia | PT SEAMLESS PIPE INDONESIA JAYA [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	89.00%	89.00%	89.00%
Romania | S.C. SILCOTUB S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
SAUDI ARABIA | Saudi Steel Pipe Company [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	47.79%	48.00%	48.00%
Argentina | SIAT SOCIEDAD ANONIMA [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Argentina | SIDERCA S.A.I.C. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1],[2]	100.00%	100.00%	100.00%
PORTUGAL | TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
NETHERLANDS | TENARIS CONNECTIONS BV [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
NETHERLANDS | TENARIS INVESTMENTS (NL) B.V. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
URUGUAY | TENARIS FINANCIAL SERVICES S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
URUGUAY | TENARIS GLOBAL SERVICES S.A. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1],[3]	100.00%	100.00%	100.00%
UNITED KINGDOM | TENARIS GLOBAL SERVICES (UK) LTD [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
LUXEMBOURG | TENARIS INVESTMENTS S.àr.l. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Colombia | TENARIS TUBOCARIBE LTDA. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Mexico | TUBOS DE ACERO DE MEXICO S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
CHINA | Tenaris Qingdao Steel Pipes Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership		100.00%	100.00%	100.00%

[1]	All percentages rounded.
[2]	Tenaris holds 51% of NKKTubes.
[3]	Tenaris holds 98.4% of Tenaris Supply Chain S.A. and 40% of Tubular Technical Services Ltd. and Pipe Coaters Nigeria Ltd., 49% of Amaja Tubular Services Limited and 60% of Tenaris Baogang Baotou Steel Pipes Ltd, and until 2021 held 49% of Tubular Services Angola Lda.